EXHIBIT 99.22

INFINITY DATA COMPARE REPORT

Tape Discrepancies

Scienna Id	Loan #1	Verus ID	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
xxxxxx	xxxxxx	765707	Loan Documentation Type	Alternative				Income documentation is DSCR	Initial
xxxxxx	xxxxxx	766889	Interest Only Period?	Yes	No			As per the provided documents loan is first 10 years Interest only loan.	Initial